Earnings Per Share - Summary Of Earnings Per Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share attributable to ordinary owners of the parent [line items]
Basic earnings (loss) per share	$ 0.23	$ (0.13)	$ 0.03
Diluted earnings (loss) per share	$ 0.23	$ (0.13)	$ 0.03